Commitments and Contingencies - Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 391,179
3 Months or Less
Disclosure of maturity analysis of operating lease payments [line items]
Total	11,322
4 to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Total	33,152
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total	145,171
Over 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 201,534